Loans Receivable (excluding Covered Loans) - Schedule of Loans Receivable (excluding Covered Loans) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 7,990,545	$ 7,866,336
Ratio of type of loan to total loans receivable	100.00%	100.00%
Allowance for probable losses	116,741	133,147	157,160
Loans in process	275,577	213,286
Discount on acquired loans	34,143	33,484
Deferred net origination fees	36,054	34,421
Charges against loans receivable	462,515	414,338
Loans receivable, net	7,528,030	7,451,998
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,373,950	5,779,264
Ratio of type of loan to total loans receivable	67.30%	73.50%
Allowance for probable losses	64,184	81,815	83,307
Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	130,778	131,526
Ratio of type of loan to total loans receivable	1.60%	1.60%
Allowance for probable losses	8,407	12,060	13,828
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	302,722	211,690
Ratio of type of loan to total loans receivable	3.80%	2.70%
Allowance for probable losses	882	347	623
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	81,660	128,379
Ratio of type of loan to total loans receivable	1.10%	1.70%
Allowance for probable losses	9,165	15,598	32,719
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	124,984	141,844
Ratio of type of loan to total loans receivable	1.50%	1.80%
Allowance for probable losses	3,552	4,937	5,520
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	835,598	710,741
Ratio of type of loan to total loans receivable	10.50%	9.00%
Allowance for probable losses	3,816	5,280	7,623
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	625,293	406,364
Ratio of type of loan to total loans receivable	7.90%	5.20%
Allowance for probable losses	5,595	1,956	4,331
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	326,450	166,115
Ratio of type of loan to total loans receivable	4.00%	2.10%
Allowance for probable losses	16,614	7,626	5,099
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	133,631	126,942
Ratio of type of loan to total loans receivable	1.60%	1.60%
Allowance for probable losses	1,002	965	1,139
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	55,479	63,471
Ratio of type of loan to total loans receivable	0.70%	0.80%
Allowance for probable losses	3,524	2,563	2,971
Non-acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	7,641,266	7,755,219
Ratio of type of loan to total loans receivable	95.60%	98.60%
Non-acquired loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,359,149	5,778,922
Ratio of type of loan to total loans receivable	67.10%	73.50%
Non-acquired loans | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	130,778	129,637
Ratio of type of loan to total loans receivable	1.60%	1.60%
Non-acquired loans | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	302,722	211,690
Ratio of type of loan to total loans receivable	3.80%	2.70%
Non-acquired loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	77,775	124,677
Ratio of type of loan to total loans receivable	1.10%	1.60%
Non-acquired loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	121,671	141,844
Ratio of type of loan to total loans receivable	1.50%	1.80%
Non-acquired loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	831,684	710,140
Ratio of type of loan to total loans receivable	10.40%	9.00%
Non-acquired loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	414,961	319,210
Ratio of type of loan to total loans receivable	5.10%	4.10%
Non-acquired loans | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	243,199	162,823
Ratio of type of loan to total loans receivable	3.00%	2.10%
Non-acquired loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	112,186	112,902
Ratio of type of loan to total loans receivable	1.40%	1.40%
Non-acquired loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	47,141	63,374
Ratio of type of loan to total loans receivable	0.60%	0.80%
Acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	250,379	0
Ratio of type of loan to total loans receivable	3.10%	0.00%
Acquired loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	14,468	0
Ratio of type of loan to total loans receivable	0.20%	0.00%
Acquired loans | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Acquired loans | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Acquired loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,489	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Acquired loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,313	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Acquired loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,914	0
Ratio of type of loan to total loans receivable	0.10%	0.00%
Acquired loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	133,423	0
Ratio of type of loan to total loans receivable	1.70%	0.00%
Acquired loans | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	75,326	0
Ratio of type of loan to total loans receivable	0.90%	0.00%
Acquired loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	10,179	0
Ratio of type of loan to total loans receivable	0.10%	0.00%
Acquired loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	8,267	0
Ratio of type of loan to total loans receivable	0.10%	0.00%
Credit-impaired acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	98,900	111,117
Ratio of type of loan to total loans receivable	1.30%	1.40%
Credit-impaired acquired loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	333	342
Ratio of type of loan to total loans receivable	0.00%	0.00%
Credit-impaired acquired loans | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0	1,889
Ratio of type of loan to total loans receivable	0.00%	0.00%
Credit-impaired acquired loans | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Credit-impaired acquired loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,396	3,702
Ratio of type of loan to total loans receivable	0.00%	0.10%
Credit-impaired acquired loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Credit-impaired acquired loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0	601
Ratio of type of loan to total loans receivable	0.00%	0.00%
Credit-impaired acquired loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	76,909	87,154
Ratio of type of loan to total loans receivable	1.10%	1.10%
Credit-impaired acquired loans | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	7,925	3,292
Ratio of type of loan to total loans receivable	0.10%	0.00%
Credit-impaired acquired loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	11,266	14,040
Ratio of type of loan to total loans receivable	0.10%	0.20%
Credit-impaired acquired loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 71	$ 97
Ratio of type of loan to total loans receivable	0.00%	0.00%